Capital - Disclosure of Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Cash flow from operating activities	$ 877	$ 1,001	$ 702
Increase (decrease) in cash flow from operating activities	(124)
Change in non-cash working capital	316	(174)	(89)
Increase (decrease) in change in non-cash working capital	490
Cash flow from operations before changes in working capital	1,193	827	613
Increase (decrease) in cash flow from operations before changes in working capital	366
Distributions paid to subsidiaries’ non-controlling interests	187	156	97
Increase (decrease) in dividends paid to non controlling interests	(31)
Property, plant and equipment expenditures	918	480	486
Increase (decrease) in property, plant and equipment expenditure	(438)
Net inflows (outflows) of cash	(9)	104
Increase (decrease) in net inflows (outflows) of cash	(113)
Committed syndicated bank facility | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity	1,000	1,300
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	54	48	47
Increase (decrease) in dividends paid	(6)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	43	$ 39	$ 39
Increase (decrease) in dividends paid	$ (4)